FINANCIAL RISK MANAGEMENT - Credit risk (Details) - Credit risk [member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	$ 9,525,937	$ 12,279,702
Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	907,551	630,623
Short-term investments
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	$ 8,618,386	$ 11,649,079